Commitments and Contingencies - Additional Information (Detail) - USD ($)		8 Months Ended
	May 18, 2020	Sep. 30, 2020
Other Commitments [Line Items]
Underwriters option period		45 days
Paid an underwriting discount in cash		$ 0.20
Deferred underwriting commissions per unit		$ 0.40
Aggregate deferred underwriting commissions		$ 8,000,000
Aggregate number of shares issued	20,000,000
Number of shares of common stock per unit	1
Repayment of promissory notes to related party		$ 100,000
Founders | Promissory Note
Other Commitments [Line Items]
Repayment of promissory notes to related party	$ 100,000
Repayment of promissory notes		The promissory note was non-interest bearing, unsecured and was repaid in full on May 18, 2020.
Underwriters
Other Commitments [Line Items]
Option to purchase additional units to cover over-allotments		3,000,000
Over-allotment option, expiration date		Jun. 27, 2020
Aggregate purchase price		$ 2,434,790
Underwriters | Private Placement
Other Commitments [Line Items]
Aggregate number of shares issued		243,479
Aggregate purchase price		$ 2,434,790
Underwriters | Private Placement | Common Stock
Other Commitments [Line Items]
Number of shares of common stock per unit		1
Underwriters | Private Placement | Warrants
Other Commitments [Line Items]
Number of warrant of common stock per unit		0.75